Right of use assets and lease liabilities - (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease liabilities and right-of-use assets
Repayment Of Lease Liabilities	€ 500,000	€ 395,000
Depreciation right-of-use assets	454,000	369,000
Consolidated
Lease liabilities and right-of-use assets
Lease not yet commences but committed	€ 74,000	€ 208,000